Inventories, Net (Tables)	3 Months Ended
Mar. 31, 2021
Inventories, Net
Schedule of Inventory, Current

The following table sets forth inventories, net, which are stated at the lower of cost (specific cost and first-in, first-out) and net realizable value (in thousands):

	March 31,	December 31,
	2021	2020
Editorial and other pre-publication costs	$357	$298
Merchandise finished goods	16,953	11,490
Total	$17,310	$11,788